Note 23 - Stock-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2013
Note 23 - Stock-Based Compensation (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012	2011
Risk-free interest rate	1.33%	1.07%	1.94%
Expected dividend yield	-	4.29%	3.75%
Expected volatility	0.380	0.280	0.304
Expected time until exercise (years)	3.6	3.6	3.6

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
		2013		2012		2011
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	-	US$	-
Aggregate grant-date fair value of shares vested	C$	3,302	C$	454	C$	-
	US$	-	US$	-	US$	-

LiabilityRelatedToMtipPlans [Table Text Block]
Liability(a)	As of October 31
	2013	2012
2006 Plan	$258	$195
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$258	$195
Expense (Income)(b)	Years ended October 31
	2013	2012	2011
2006 Plan	$61	$(57)	$(197)
2007 Plan	-	-	-
2008 Plan	-	-	-
2009 Plan	-	-	-
Total	$61	$(57)	$(197)

Canadian Dollar Options [Member]
Note 23 - Stock-Based Compensation (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Granted	43	9.52
Exercised	-	-
Cancelled or forfeited	(6)	20.66
Expired	(44)	18.90
Outstanding as of October 31, 2012	2,416	$11.59	4.5	$-
Granted	657	7.06
Exercised	-	-
Cancelled or forfeited	(556)	11.71
Expired	(149)	20.21
Outstanding as of October 31, 2013	2,368	$9.76	4.4	$944
Vested and expected to vest as at October 31, 2012(a)	2,204	$11.75	3.9	$-
Vested and expected to vest as at October 31, 2013(a)	2,266	$9.84	4.2	$827
Exercisable as at October 31, 2012	645	$16.30	2.9	$-
Exercisable as at October 31, 2013	1,545	$10.75	3.7	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$7.06	-	$10.73	4.7	2,228	$9.11	1,405	$9.82
$17.75	-	$21.77	0.7	140	20.10	140	20.10
				2,368	$9.76	1,545	$10.75

United States Dollar Option [Member]
Note 23 - Stock-Based Compensation (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Cancelled or forfeited	(1)	15.91
Outstanding as of October 31, 2012	156	$15.73	2.5	$1
Cancelled or forfeited	(56)	15.88
Expired	(7)	15.91
Outstanding as of October 31, 2013	93	$15.66	1.6	$5
Vested and expected to vest as at October 31, 2012	156	$15.73	2.5	$1
Vested and expected to vest as at October 31, 2013	93	$15.66	1.6	$5
Exercisable as at October 31, 2012	156	$15.73	2.5	$1
Exercisable as at October 31, 2013	93	$15.66	1.6	$5

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
$6.15			2.1	3	$6.15	3	$6.15
$15.89	-	$15.91	1.6	90	15.91	90	15.91
				93	$15.66	93	$15.66